Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2023
Organization and Nature of Operations [Abstract]
Schedule of Direct and Indirect Interests	Lichen has direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below

Name of subsidiaries	Place of incorporation	Date of incorporation	Percentage of direct or indirect interests	Principal activities

Legend Consulting Investments Limited (“Legend Consulting BVI”)	The British Virgin Islands (“BVI”)	December 20, 2013	100%	Investment holding
Legend Consulting Limited (“Legend Consulting HK”)	Hong Kong	January 8, 2014	100%	Investment holding
Fujian Province Lichen Management and Consulting Company Limited (“Lichen Zixun”)	Fujian, the People’s Republic of China (“PRC”)	April 14, 2004	100%	Provision of financial and taxation solution services, education support services and software and maintenance services
Xiamen City Legend Education Services Company Limited (“Lichen Education”)	Fujian, PRC	July 30, 2014	100%	Provision of financial and taxation solution services and education support services